Note 10 (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets and liabilities held for trading [Abstract]
Financial assets and liabilities held for trading [Table Text Block]
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial assets and liabilities held for trading (Millions of Euros)
	Notes	2024	2023	2022
ASSETS
Derivatives		36,003	34,293	39,908
Equity instruments	7.2.2	6,760	4,589	4,404
Credit institutions		393	277	317
Other sectors		6,367	4,312	4,086
Debt securities	7.2.2	27,955	28,569	24,367
Issued by central banks		768	740	821
Issued by public administrations		23,671	24,766	20,703
Issued by financial institutions		1,665	1,824	1,365
Other debt securities		1,852	1,239	1,477
Loans and advances	7.2.2	38,230	73,590	41,993
Loans and advances to central banks		556	2,809	1,632
Reverse repurchase agreement		556	2,809	1,632
Loans and advances to credit institutions		20,938	56,599	25,231
Reverse repurchase agreement (1)		20,918	56,569	25,201
Loans and advances to customers		16,736	14,182	15,130
Reverse repurchase agreement		15,108	13,615	14,832
Total assets	8.1	108,948	141,042	110,671
LIABILITIES
Derivatives		33,059	33,045	37,909
Short positions		13,878	15,735	13,487
Deposits		39,654	72,935	44,215
Deposits from central banks		3,360	6,397	3,950
Repurchase agreement		3,360	6,397	3,950
Deposits from credit institutions		16,285	43,337	28,924
Repurchase agreement (1)		15,994	42,676	28,573
Customer deposits		20,010	23,201	11,341
Repurchase agreement		19,913	23,157	11,302
Total liabilities	8.1	86,591	121,715	95,611
(1) The variation is mainly due to the evolution of "Reverse repurchase agreement" of BBVA, S.A. partially offset by the evolution of "Repurchase agreement" principally of BBVA, S.A.

Derivatives by type of risk and by product or by type of market [Table Text Block]
Below is a breakdown by type of risk and market, of the fair value and notional amounts of financial derivatives recognized in the consolidated balance sheets, divided into organized and OTC markets:

Derivatives by type of risk and by product or by type of market (Millions of Euros)
	2024			2023			2022
	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total
Interest rate	11,588	9,627	4,951,022	15,251	13,171	4,741,629	19,563	18,220	4,286,531
OTC	11,579	9,622	4,930,657	15,248	13,167	4,722,314	19,558	18,215	4,278,249
Organized market	10	4	20,365	3	4	19,315	5	5	8,282
Equity instruments	2,944	4,303	75,045	2,587	3,723	70,804	3,067	3,770	76,749
OTC	682	2,347	38,612	1,212	2,551	49,038	1,810	2,127	52,739
Organized market	2,261	1,956	36,433	1,375	1,172	21,767	1,257	1,643	24,010
Foreign exchange and gold	21,060	18,704	825,158	15,911	15,608	632,780	16,971	15,528	589,705
OTC	21,056	18,698	810,770	15,889	15,590	623,203	16,954	15,505	580,850
Organized market	4	7	14,388	22	18	9,577	17	23	8,855
Credit	386	375	42,799	543	542	31,478	299	383	43,450
Credit default swap	349	369	40,847	540	528	29,844	293	282	41,760
Credit spread option	—	—	—	—	—	—	—	—	—
Total return swap	37	—	1,952	3	14	1,475	7	101	1,665
Other	—	6	—	—	—	159	—	—	25
Commodities	25	50	1,939	1	1	169	9	8	60
DERIVATIVES	36,003	33,059	5,895,964	34,293	33,045	5,476,860	39,908	37,909	4,996,495
Of which: OTC - credit institutions	26,039	23,135	1,742,720	23,998	23,977	1,463,433	28,385	26,454	1,205,895
Of which: OTC - other financial corporations	3,383	4,212	3,914,640	5,042	4,412	3,815,162	5,745	4,493	3,587,546
Of which: OTC - other	4,306	3,744	166,402	3,854	3,461	147,310	4,501	5,290	161,882